Other Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	$ 64,050	$ 35,700
Less: Accumulated depreciation and amortization	(30,120)	(23,260)
Total	33,930	12,440
Property and equipment, net	48,704	20,458
Satellite In Service
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	51,368	26,196
Internally developed software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	2,160	2,166
Ground Stations In Service
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	2,200	1,872
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	1,754	1,589
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	2,761	1,873
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	2,168	1,153
Computer software and website development
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	472	472
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	1,167	379
Satellite Launch And Ground Station Work In Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	11,478	4,934
Finished Satellites Not In Service
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross, total	$ 3,296	$ 3,084